ALLIANCE GROWTH INVESTORS FUND AND
ALLIANCE CONSERVATIVE INVESTORS FUND

SEMI-ANNUAL REPORT
OCTOBER 31, 1995

Alliance
Mutual funds without the Mystery.



                                                  ALLIANCE GROWTH INVESTORS AND
LETTER TO SHAREHOLDERS                             CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________
December 11, 1995

Dear Shareholder:

In our letter to you we continue to address shareholders in both Alliance Growth Investors Fund and Alliance Conservative Investors Fund, a practice we began with our December 1994 letter.

MARKET & ECONOMIC OUTLOOK
VALUATION RISK. With the S&P 500 selling above $600, a lot will have to go right to generate meaningful price gains over the next twelve months. Though the market seems reasonably valued in the context of current interest rates and inflation levels-about 15.7x estimated 1995 earnings of $37-after-tax profit margins are at a 25-year high. At 41x dividends, the S&P 500 is at an all-time peak valuation by that measure.

Further market gains REQUIRE the continuation of moderate real gross domestic product growth and low inflation. A strong rebound in growth risks a lagged pick-up in inflation and immediately higher interest rates, posing a valuation risk for the market. Conversely, growth below 2% would cap profit growth immediately and tend to deteriorate into recession over time.

FAVORABLE OUTLOOK FOR MODERATE GROWTH AND LOW INFLATION. Fortunately, prospects for continued non-inflationary growth are good. On a cyclical basis, autos and housing have stabilized with lower interest rates, inventories appear to have adjusted, and with final demand growing at a 2.5% rate, industrial production, employment and income statistics should gradually reaccelerate. Conversely, real interest rates and debt levels are high, consumer confidence appears to be slipping, mergers and consolidations continue to adversely impact job growth, Europe and Japan remain quite weak and the recent rise in the dollar may further weaken the U.S. trade position. On balance, moderate growth of 2.5% or so seems the most likely outcome over the next 3-4 quarters.

Several secular trends also support a moderate growth, low inflation environment:

 .Aging populations and reduced secular demand for consumer goods argue for limited pricing power and higher savings rates in the U.S. and other developed countries.

 . Modest growth in the labor force together with continuing advances and falling prices in technology suggest a sustained rise in capital/labor ratios in the United States, despite high real interest rates. Productivity should continue to improve, enabling continued growth in an environment of weaker consumer demand.

 . Real progress in lowering out year budget deficits appears likely in 1996. This would enable the real cost of capital to decline and enhance the productivity outlook.

 . As developing economies continue to embrace free market policies and global capital flows increase, upward pressures on labor costs in the developed world will be mediated. The demand for capital goods from the developed world should remain strong, and ultimately, improving living standards should create a new and necessary source of demand for consumer goods.

Thus, while the risks to the stock market are high if the U.S. economy deviates from a non-inflationary growth track, the prospects for remaining on that track seem favorable, and we believe the market can still go somewhat higher (though probably not without temporary setbacks). This potential is reinforced by current money flow trends. Individuals continue to accumulate equity mutual funds; corporations are still shrinking the outstanding supply of stock as acquisition and buy-back activity exceed initial public offering and secondary offering activity; and foreigners may be tempted to buy the recent rise in the U.S. dollar.

GROWTH INVESTORS FUND
Alliance Growth Investors Fund has an equity range of 40-90% of assets and we expect equities to average about 70% over time.

As we mentioned in our last letter, throughout much of 1994 we erred on the side of caution, holding a below-average exposure to common stocks and above-average exposure to fixed income and cash. At that time our stock market concerns related to valuation in the context of high and rising short-term interest rates, and to liquidity conditions due to the strength of economic activity. These worries proved unfounded as economic activity decelerated, freeing up liquidity and permitting a sharper than anticipated decline in interest rates. Consequently, we increased the Fund's equity exposure early in the second quarter of 1995, and performance in the last six months is now tracking expectations.

1



                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

For the twelve- and six-month periods ended October 31, 1995, the following table compares your Fund's total returns with that of the broad U.S. stock market, represented by the unmanaged S&P 500-stock Index, and with its benchmark, represented by a 70/30 composite of the S&P 500 and the unmanaged Lehman Brothers Aggregate Bond Index, respectively:

                                   Twelve Months     Six Months
                                     Through October 31, 1995
                                     ------------------------
  ALLIANCE GROWTH INVESTORS FUND
    Class A                            +18.95%        +14.32%
    Class B                            +18.16%        +13.98%
    Class C                            +18.16%        +13.89%

  S&P 500                              +26.36%        +14.40%
  70/30 COMPOSITE:
    S&P 500/LB
    Aggregate Bond Index               +21.65%        +12.94%


The Fund's total returns are based on the net asset values of each class of shares as of October 31; additional investment results appear on page 3.

At this writing, the Fund is just over 60% invested in common stocks. Seven percentage points of that is in foreign equities. Roughly 30% of the portfolio is invested in fixed income securities with a market-like duration and less than 10% is in cash. This reflects a moderately more cautious position than when we last reported six months ago. Stock prices have continued to rise even as the economy and profit prospects weaken. Thus, we have slightly reduced U.S. equity exposure and increased the Fund's bond holdings and foreign equity exposure.

CONSERVATIVE INVESTORS FUND
Alliance Conservative Investors Fund has an equity range of 10-50% of assets and we expect equity exposure to average 30% over time. In further contrast to Growth Investors Fund, the equity portfolio is invested in generally less volatile stocks and owns no foreign equities.

The conservative stance toward equity exposure just described caused the portfolio to lag comparable benchmarks for most of the year. We did not materially increase equity exposure six months ago as we did in Growth Investors Fund given our more conservative approach to the management of this portfolio.

For the twelve- and six-month periods ended October 31, 1995, the following table compares your Fund's total returns with that of the broad U.S. bond market, represented by the unmanaged Lehman Brothers Aggregate Bond Index, and with its benchmark, represented by a 70/30 composite of the LB Aggregate Bond Index and the unmanaged S&P 500-stock Index, respectively:

                                   Twelve Months     Six Months
                                      Through October 31, 1995
                                      ------------------------
  ALLIANCE CONSERVATIVE INVESTORS FUND
    Class A                            +14.87%         +8.70%
    Class B                            +14.07%         +8.31%
    Class C                            +14.17%         +8.31%

  LB AGGREGATE BOND INDEX              +18.43%         +9.55%
  70/30 COMPOSITE:
    LB Aggregate Bond Index/S&P 500    +19.02%        +11.00%


The Fund's total returns are based on the net asset values of each class of shares as of October 31; additional investment results appear on page 4.

Currently, the Fund is invested about 18% in common stocks, 77% in fixed income securities with a market-like duration and 5% in cash.

We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their progress to you in the coming period.

Sincerely,

John D. Carifa
Chairman and President


2



INVESTMENT RESULTS                               ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1995

CLASS A SHARES
                                  WITHOUT         WITH
                               SALES CHARGE   SALES CHARGE
                               ---------------------------
 . One Year                        +18.95%        +13.92%
 . Since Inception*                +11.59%        +10.23%

CLASS B SHARES
                                  WITHOUT         WITH
                               SALES CHARGE   SALES CHARGE
                               ---------------------------
 . One Year                        +18.16%        +14.16%
 . Since Inception*                +10.79%        +10.56%

CLASS C SHARES
 . One Year                        +18.16%
 . Since Inception*                 +8.11%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares-with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 5/4/92 Class A and Class B; 8/2/93 Class C.


3



INVESTMENT RESULTS                         ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1995

CLASS A SHARES
                                  WITHOUT         WITH
                               SALES CHARGE   SALES CHARGE
                               ---------------------------
 . One Year                        +14.87%         +9.99%
 . Since Inception*                 +7.36%         +6.04%

CLASS B SHARES
                                  WITHOUT         WITH
                               SALES CHARGE   SALES CHARGE
                               ---------------------------
 . One Year                        +14.07%        +10.07%
 . Since Inception*                 +6.60%         +6.35%

CLASS C SHARES
 . One Year                        +14.17%
 . Since Inception*                 +4.03%


The average annual total returns reflect investment of dividends and/or capital gains distributions in additional shares-with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 5/4/92 Class A and Class B; 8/2/93 Class C.


4



TEN LARGEST HOLDINGS*
OCTOBER 31, 1995 (UNAUDITED)                     ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                           VALUE   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                           $12,123,977            14.5%
U.S. Treasury Bonds                             3,106,966             3.7
Philip Morris Cos., Inc.                        2,281,500             2.7
Federal National Mortgage Association,
  6.00%, 12/01/09                               2,081,026             2.5
Tele-Communications, Inc.
  (common stock and corporate bond)             1,790,494             2.2
AT&T Corp.                                      1,728,000             2.1
Gillette Co.                                    1,693,125             2.0
Intel Corp.                                     1,537,250             1.9
General Electric Co.                            1,454,750             1.7
Merck & Co., Inc.                               1,437,500             1.7
                                              $29,234,588            35.0%



MAJOR PORTFOLIO CHANGES (A)
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
_______________________________________________________________________________

                                                              SHARES
                                                   ----------------------------
PURCHASES                                          BOUGHT     HOLDINGS 10/31/95
-------------------------------------------------------------------------------
Travelers Group, Inc.                              28,000          28,000
PepsiCo., Inc.                                     25,000          25,000
Monsanto Co.                                       11,000          11,000
AT&T Corp.                                         17,000          27,000
Intel Corp.                                        19,000          22,000
General Motors Corp. Cl.E                          20,000          20,000
Schering-Plough Corp.                              20,000          20,000
Columbia/HCA Healthcare Corp.                      19,000          25,000
Microsoft Corp.                                     8,000           8,000
ITT Corp.                                           6,000           6,000


SALES                                               SOLD      HOLDINGS 10/31/95
-------------------------------------------------------------------------------
Bank of New York Co., Inc.                         40,000              -0-
Medtronic, Inc.                                     8,000          11,000
IBP, Inc.                                          28,000              -0-
Aluminum Co. of America                            20,000              -0-
Citicorp                                           14,000              -0-
Andrew Corp.                                       15,000              -0-
Reynolds & Reynolds Co., Cl.A                      30,000              -0-
AFLAC, Inc.                                        20,000              -0-
Phillips Petroleum Co.                             22,000              -0-
Hercules, Inc.                                     15,000              -0-


*   Excludes short-term obligations.
(a) Adjusted for stock splits.


5



TEN LARGEST HOLDINGS
OCTOBER 31, 1995 (UNAUDITED)               ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                                    PERCENT OF
COMPANY                                              VALUE          NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                              $19,859,929           39.1%
Federal National Mortgage Association              3,974,179            7.8
U.S. Treasury Bonds                                3,318,277            6.6
Federal Home Loan Bank, 7.00%, 9/01/25             1,943,351            3.8
Tele-Communications, Inc., 10.125%, 4/15/22        1,587,688            3.1
Premier Auto Trust, 7.15%, 2/04/99                 1,530,465            3.0
Prudential Insurance Co., 7.65%, 7/01/07           1,478,130            2.9
Liberty Mutual Capital Corp., 8.50%, 5/15/25       1,413,179            2.8
Italy (Republic of), 6.875%, 9/27/23               1,200,719            2.4
Time Warner Entertainment Co., 8.375%, 3/15/23     1,177,520            2.3
                                                 $37,483,437           73.8%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)

                                                               PRINCIPAL
                                                         ----------------------
                                                                      HOLDINGS
PURCHASES                                                  BOUGHT     10/31/95
-------------------------------------------------------------------------------
Federal Home Loan Bank, 7.00%, 9/01/25                   $1,959,000  $1,959,000
Federal National Mortgage Association, 6.00%,12/01/09    $3,127,000  $3,127,000
Lehman Brothers Inc, 7.125%, 7/15/02                     $1,100,000  $1,100,000
Liberty Mutual Capital Corp., 8.50%, 5/15/25             $1,325,000  $1,325,000
Prudential Insurance Co., 7.65%, 7/01/07                 $1,450,000  $1,450,000
Tele-Communications, 10.125%, 4/15/22                    $1,330,000  $1,330,000
Time Warner Entertainment Co., 8.375%, 3/15/23           $1,150,000  $1,150,000
U.S. Treasury Note, 5.75%, 8/15/03                       $1,500,000  $1,500,000
U.S. Treasury Note, 6.25%, 5/31/00                       $2,100,000  $2,100,000
U.S. Treasury Note, 6.50%, 8/15/05                       $1,085,000  $1,085,000


                                                                       HOLDINGS
SALES                                                        SOLD      10/31/95
-------------------------------------------------------------------------------
Federal National Mortgage Association, 8.00%, 4/01/25    $1,272,000        -0-
General Motors Acceptance Corp; 1.00%, 10/15/02          $1,300,000        -0-
Georgia Pacific Corp; 8.25%, 3/01/23                     $1,300,000        -0-
Government National Mortgage Association,7.00%,2/15/24   $2,455,000        -0-
Government National Mortgage Association,7.00%,4/15/25   $2,142,000        -0-
Government National Mortgage Association,7.00%,6/15/23   $  281,000        -0-
Government National Mortgage Association,7.50%,11/15/23  $1,844,000        -0-
U. S. Treasury Note, 7.125%, 9/30/99                     $3,100,000        -0-
U. S. Treasury Note, 7.50%, 2/15/05                      $1,900,000        -0-
U. S. Treasury Note, 7.875%, 11/15/04                    $1,600,000        -0-


6



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)                     ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS59.2%
UNITED STATES INVESTMENTS52.1%
CONSUMER NONCYCLICALS20.3%
BEVERAGES2.3%
Coca-Cola Co.                                     9,000     $  646,875
PepsiCo., Inc.                                   25,000      1,318,750
                                                             1,965,625

BROADCASTING3.4%
Capital Cities ABC, Inc.                          5,000        593,125
Comcast Corp., Cl.A (SPL)                        45,000        804,375
Cox Communications, Inc. Cl.A*                   25,000        468,750
Tele-Communications, Inc.*                       26,350        648,869
Tele-Communications, Inc. Cl.A*                  18,000        306,000
                                                             2,821,119

ENTERTAINMENT & LEISURE1.9%
Carnival Corp.                                   30,000        697,500
Quality Dino Entertainment, Ltd.*                 3,000         10,125
Walt Disney Co.                                  15,000        864,375
                                                             1,572,000

DRUGS, HOSPITAL SUPPLIES & MEDICAL SERVICES8.0%
Columbia/HCA Healthcare Corp.                    25,000      1,228,125
Healthsource, Inc.*                              10,000        530,000
Medtronic, Inc.                                  11,000        635,250
Merck & Co., Inc.                                25,000      1,437,500
Pfizer, Inc.                                     20,000      1,147,500
Schering-Plough Corp.                            20,000      1,072,500
United Healthcare Corp.                          11,000        584,375
                                                             6,635,250

COSMETICS2.0%
Gillette Co.                                     35,000      1,693,125

TOBACCO2.7%
Philip Morris Cos., Inc.                         27,000      2,281,500
                                                            16,968,619


TECHNOLOGY15.3%
COMPUTER HARDWARE1.0%
COMPAQ Computer Corp.*                           15,000        836,250

COMPUTER SOFTWARE2.2%
cisco Systems, Inc.*                             12,000        930,000
General Motors Corp. Cl.E                        20,000        942,500
                                                             1,872,500

ELECTRICAL EQUIPMENT0.4%
Tellabs, Inc.*                                    9,500        323,000

ELECTRONICS1.8%
Applied Materials, Inc.*                         14,000        701,750
Motorola, Inc.                                   12,000        787,500
                                                             1,489,250

OFFICE EQUIPMENT3.3%
Alco Standard Corp.                               8,500        752,250
Microsoft Corp.*                                  8,000        800,000
Oracle Corp.*                                    20,000        872,500
Xerox Corp.                                       3,000        389,250
                                                             2,814,000

SEMI-CONDUCTORS & RELATED2.6%
Intel Corp.                                      22,000      1,537,250
Lam Research Corp.*                               5,500        334,812
National Semiconductor Corp.*                    13,000        316,875
                                                             2,188,937

TELECOMMUNICATIONS4.0%
Air-Touch Communications, Inc.*                  15,000        427,500
AT&T Corp.                                       27,000      1,728,000
DSC Communications Corp.*                         9,000        333,000
MCI Communications Corp.                         30,000        748,125


7



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES        VALUE
----------------------------------------------------------------------
Total Access Communication Public Co. Ltd.*(a)   16,000    $    96,800
                                                             3,333,425
                                                            12,857,362


CREDIT SENSITIVE7.3%
BANKS1.8%
MBNA Corp.                                       20,000        737,500
NationsBank Corp.                                12,000        789,000
                                                             1,526,500

FINANCIAL SERVICES0.6%
Merrill Lynch & Co., Inc.                         8,000        444,000
Banco Latinoamericano
  De Exportaciones, S.A.                          1,000         41,750
  Banks
                                                               485,750

INSURANCE4.9%
American International Group, Inc.                7,500        632,813
General Reinsurance Corp.                         4,000        579,500
MGIC Investment Corp.                             8,000        455,000
NAC Re Corp.                                     14,000        491,750
PMI Group, Inc.                                  10,000        480,000
Travelers Group, Inc.                            28,000      1,414,000
                                                             4,053,063
                                                             6,065,313


BASIC MATERIALS2.1%
CHEMICALS2.1%
Monsanto Co.                                     11,000      1,152,250
Morton International, Inc.                       20,000        610,000
                                                             1,762,250


CONSUMER CYCLICALS2.1%
RESTAURANTS & LODGING1.2%
La Quinta Inns, Inc.                             11,300        290,975
McDonald's Corp.                                 17,000        697,000
                                                               987,975

RETAIL-0.9%
AutoZone, Inc.*                                  30,000        742,500
                                                             1,730,475

CAPITAL GOODS1.7%
ELECTRICAL EQUIPMENT1.7%
General Electric Co.                             23,000      1,454,750
DIVERSIFIED1.3%
Allied Signal, Inc.                               9,000        382,500
ITT Corp.                                         6,000        735,000
                                                             1,117,500

ENERGY1.3%
OILDOMESTIC0.0%
XCL, Ltd.*                                        5,000          2,188
PIPELINES1.3%
Enron Corp.                                      31,000      1,065,625
                                                             1,067,813

BASIC INDUSTRIES-0.7%
MINING & METALS-0.7%
UCAR International, Inc.*                        19,000        541,500
Total United States Investments
  (cost $36,837,961)                                        43,565,582

FOREIGN INVESTMENTS7.1%
AUSTRALIA0.2%
AAPC,  Ltd.                                      15,000          8,684
  Food Services & Lodging
Advance Bank Australia                            5,000         36,944
  Banks
Biron Corp., Ltd.                                10,000          3,808
  Mining & Metals
Brambles Industries, Ltd.                         1,000         10,634
  Trucking & Shipping
Gwalia Consolidated, Ltd.                         5,000          7,808
  Mining & Metals
Oil Search, Ltd.                                 15,000         12,683
  Oil & Gas Exploration
Plutonic Resources                                5,000         22,852
  Mining & Metals
Villa World, Ltd.                                40,000         29,250
  Homebuilders
Westralian Sands                                 10,000         27,803
  Miscellaneous
                                                               160,466


8



                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
----------------------------------------------------------------------
AUSTRIA0.1%
Ams Austria Mikros                                  150       $ 27,799
  Miscellaneous
Omv AG                                              400         34,540
  OilInternational
Vae Eisenbahnsyst                                   100          8,948
  Electrical Equipment
                                                                71,287

CANADA0.7%
Accugraph Corp.*                                  4,500         12,427
  Computer Software & Services
Cinar Films, Inc.*                                1,000         12,000
  Leisure Related
Maax, Inc.*                                       1,500         10,216
  Household Furniture & Appliances
Magna International, Inc.                        12,000        519,000
  Machinery
Nelvana Ltd.*(a)                                  1,500         22,392
  Leisure Related
                                                               576,035

CHILE0.1%
Banco Osornoy La Un (ADR)                         1,000         13,500
  Banking-Regional
Enersis S.A. (ADR)                                1,500         37,688
  UtilityElectric
                                                                51,188

CHINA0.0%
Ek Chor China Motorcycle Co.                      1,000         14,000
  Auto Related

DENMARK0.2%
Novo Nordisk AS                                     200         25,439
  Hospital Supplies & Medical Services
Scandinavian Mobility Intl.(a)                    3,200         76,135
  Miscellaneous

Tele Danmark AS                                     600         31,296
  UtilityTelephone
                                                               132,870

FINLAND0.2%
Aamulehti Yhtymae OY-II*                          2,000         47,086
  Printing, Publishing & Broadcasting
Coflexip S.A. (ADR)                               1,088         15,232
  OilSupplies & Construction
Enso-Gutzeit OY                                   6,000         47,038
  Forest Products
Nokia AB OY Corp. pfd.                              800         45,767
  Telecommunications
Tamro Yhtymae OY AB                               4,000         16,480
  Hospital Supplies & Medical Services
                                                               171,603

FRANCE0.1%
Casino Guichard Perrachon                         1,000         28,629
  Recycling Equipment
Ecco Travail Temporary                              600         41,840
  Temporary Help
Lafarge Coppee S.A.                                 330         21,871
  Building & Construction
Michelin                                            500         20,194
  Tire & Rubber
                                                               112,534

GERMANY0.3%
Apcoa Parking AG(b)                                 300         20,247
  Business Services
Fielmann AG pfd.(b)                                 800         44,047
  Auto & Trucks
Merck KG(a)(b)                                    2,000         83,547
  Hospital Supplies & Medical Services
Schwarz Pharma(b)                                   500         21,135
  Hospital Supplies & Medical Services


9



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
----------------------------------------------------------------------
SGL Carbon AG(a)(b)                               1,700       $111,473
  ChemicalsSpecialty
Veba AG(b)                                          200          8,211
  UtilityElectric
                                                               288,660

HONG KONG0.2%
Amoy Properties                                  20,000         19,271
  Real Estate
Asia Pacific Resources Holdings, Ltd.             1,000          7,250
  Paper
Guangzhou Investment                            100,000         20,565
  Investment companies
Hong Kong Land Holdings                          15,000         27,000
  Real Estate
Hong Kong Telecomm                               10,000         17,460
  UtilityTelephone
HSBC Holdings Plc.                                2,000         29,101
  Banks
International Bank Of Asia                       30,300         17,864
  Banks
Paul Y-ITC Construction Holdings, Inc.           50,000         10,735
  Building & Construction
Sing Tao Holdings, Ltd.                          30,000         11,576
  Printing, Publishing & Broadcasting
                                                               160,822

INDIA0.0%
Gujarat Narmada Valley Fertilizers Co.,
Ltd. (GDR)(a)                                     1,800          7,610
  Basic Material
Shiram Indl. Enterprises, Ltd.(GDR)(a)            2,400         13,200
  Food
                                                                20,810

INDONESIA0.0%
Indonesian Satellite Corp. (ADR)                  1,000         33,125
  Telecommunications

IRELAND0.1%
Allied Irish Bank                                    82           $414
  Banks
Aran Energy                                      30,000         36,048
  Energy
Crean James                                      10,000         32,378
  Food
Irish Continental Group                           4,500         34,240
  Trucking & Shipping
                                                               103,080

ITALY0.1%
Industrie Natuzzi S.p.A. (ADS)                      800         32,000
  Household Products
Stet Societa Finanziaria Telfonica S.p.A.         6,000         16,995
  UtilityTelephone
                                                                48,995

JAPAN2.4%
Akita Bank(b)                                     2,000         13,197
  Banking-Regional
Alpine Electronics(b)                             3,000         41,644
  Electronics
Asahi Bank(b)                                     1,000          9,971
  Banking-Regional
Asahi Diamond Industrial(b)                       1,000         12,806
  Machinery
Asatsu, Inc.(b)                                   1,000         34,508
  Professional Services
Aval Data Corp.(b)                                1,000         21,115
  Semi-Conductors & Related
Canon, Inc.(b)                                    3,000         51,322
  Office Equipment
Chiyoda Co.(b)                                    1,000         19,649
  RetailGeneral
Chodai Co.(b)                                     1,000         31,869
  Building & Construction
Credit Saison Co.(b)                              2,600         54,646
  RetailGeneral
Daibiru Corp.(b)                                  2,000         20,333
  Real Estate
Daiichi Corp.(b)                                  1,000         20,627
  RetailGeneral


10



                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
----------------------------------------------------------------------
Dainippon Ink & Chemical, Inc.(b)                 2,000       $  8,505
  Chemicals
Eiden Sakakiya Co.(b)                             1,000         11,633
  Retail
Eyeful Home Technology(b)                         1,000         18,867
  Building & Construction
Fujitsu Electronics(b)                            2,000         23,853
  Electronics
Fukuda Corp.(b)                                   1,000          9,287
  Building & Construction
Hachijuni Bank(b)                                 1,000         11,144
  Banks
Hitachi Metals, Ltd.(b)                           2,000         24,635
  Cosmetics
Honda Motor Co.(b)                                3,000         52,202
  Auto Related
Hoya Corp.(b)                                     1,000         29,327
  Industrial Machinery
Idec Izumi Corp.(b)                               3,000         25,808
  Electrical Equipment
Ishihara Sangyo(b)                               14,000         41,605
  Chemicals
Kaneshita Construction(b)                         2,000         25,221
  Building & Construction
Kawasaki Kisen(b)                                10,000         26,785
  Trucking & Shipping
Keihanshin Real Estate(b)                         2,000         12,708
  Real Estate
Keyence Corp.(b)                                    300         36,952
  Machinery
Koa Fire & Marine(b)                              8,000         43,717
  International
Mabuchi Motor Co.(b)                                600         36,307
  Technology-Computer Peripherals
Matsushita Electrical Industries(b)               1,000         14,175
  Electrical Equipment
Matsuyadenki Co.(b)                               1,000          8,886
  RetailGeneral
Minebea Co., Ltd.(b)                              2,000         16,228
  Machinery
Ministop Co.(b)                                   1,000         24,244
  Retail-Food
Mitsubishi Bank(b)                                1,000         19,551
  Banks
Mitsubishi Estate(b)                              2,000         21,311
  Miscellaneous
Mitsubishi Materials Corp.(b)                     2,000          9,033
  Miscellaneous
Mitsubishi Trust and Bank(b)                      2,000         27,958
  Banks
Mitsui Home Co.(b)                                1,000         14,175
  Homebuilders
Nanno Construction(b)                             2,000         26,394
  Building & Construction
NEC Corp.(b)                                      4,000         52,789
  Electronics
New Oji Paper Co., Ltd.(b)                        1,000          9,179
  Paper
Ngk Spark Plug Co.(b)                             1,000         13,686
  Semi-Conductors & Related
Nichiei Co.(b)                                    1,000         62,075
  Credit Sensitive
Nichiha Corp.(b)                                  1,000         16,619
  Building Materials & Forest Products
Nikon Corp.(b)                                    2,000         28,545
  Semi-Conductors & Related
Nippon Electric Glass(b)                          1,000         18,476
  Consumer Appliances
Nippon Kanzai Co.(b)                              1,000         28,349
  Business Services
Nippon Paper Industries Co.(b)                    3,000         20,617
  Paper
Nippon TV Network(b)                                100         23,853
  Broadcasting
Nissen Co.(b)                                     1,000         28,838
  RetailGeneral
NSK Ltd.(b)                                       3,000         17,977
  Machinery
Ohmoto Gumi, Co.(b)                               1,000         22,484
  Building & Construction


11



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
----------------------------------------------------------------------
Omron Corp.(b)                                    2,000       $ 46,728
  Machinery
Paris Miki, Inc.(b)                               1,000         31,673
  RetailGeneral
Penta Ocean Construction(b)                       3,000         21,291
  Homebuilders
Promise Co.(b)                                      500         19,698
  Miscellaneous
PS Corp.(b)                                       1,400         23,540
  Building & Construction
Sankyo Co.(b)                                     2,000         43,990
  Hospital Supplies & Medical Services
Santen Pharmaceutical Co.(b)                      1,000         23,657
  Drugs
Sanyo Shinpan Finance Co., Ltd.(b)                  500         35,681
  Financial Services
Sato Corp.(b)                                     1,000         20,529
  Technology-Electronics
Sekisui Chemical Co.(b)                           2,000         26,003
  Chemicals
Seven Eleven Japan(b)                             1,000         66,670
  RetailGeneral
Sho Bond Corp.(b)                                 1,000         32,162
  Building & Construction
SMC Corp.(b)                                        700         49,201
  Industrial Machinery
Sotoh Co.(b)                                      1,000         11,242
  Apparel & Textile
Takeda Chemical Industries(b)                     2,000         28,154
  Drugs
Teijin(b)                                         2,000          9,170
  Textile Products
Toda Corp.(b)                                     3,000         24,517
  Building & Construction
Toho Bank(b)                                      2,000         13,412
  Banking-Regional
Tokyo Broadcasting(b)                             1,000         14,663
  Broadcasting
Tokyo Electron, Ltd.(b)                           1,000         43,404
  Semi-Conductors & Related
Wesco Investments, Ltd.(b)                        1,200         30,735
  Building & Construction
Xebio Co.(b)                                        300         11,144
  RetailGeneral
Yamaichi Securities Co.(b)                        5,000         26,199
  Financial Services
Yamanashi Chuo Bank(b)                            2,000         19,942
  Banking-Regional
Yamanouchi Pharmaceutical(b)                      1,000         22,288
  Drugs
Yaskawa Electric Corp.(b)                         9,000         37,744
  Electronics
                                                             2,029,122

KOREA0.0%
Yukong, Ltd.                                         22            231
  Oil-International
Yukong, Ltd. (GDR)(a)                               575          6,038
  OilInternational
Yukong, Ltd. (GDS)                                  185          1,942
  OilInternational
                                                                 8,211

MALAYSIA0.2%
Hock Hua Bank Berhad                              5,000         14,758
  Banks
Kim Hin Ind. Berhad                                 750            449
  Building & Construction
Lion Corp. Berhad                                10,000         13,774
  Mining & Metals
Malaysian Assurance                               6,000         24,321
  Insurance
MBF Capital Berhad                               20,000         18,890
  Financial Services
Metacorp Berhad                                  10,000         25,384
  Engineering & Construction
Peladang Kimia Berhad                             6,000         15,348
  Miscellaneous
Road Builder (M)
  Holdings BHD                                   10,000         30,893
  Building & Construction
                                                               143,817


12



                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
----------------------------------------------------------------------
MEXICO0.0%
Grupo Financiero Banorte                          4,000       $  4,098
  Financial Services
Grupo Industrial Durango S.A. de C V (ADR)        2,000         16,000
  Forest Products
                                                                20,098

NETHERLANDS0.4%
Aegon N.V.(b)                                     1,000         37,647
  Insurance
Amev N.V(b).                                        500         31,404
  International
ASM Lithography Hl(b)                               400         19,724
  Semi-Conductors
Elsevier N.V.(b)                                  4,000         51,718
  Printing, Publishing & Broadcasting
IHC Caland N.V.(b)                                1,000         28,204
  Transportation
KLM(b)                                            1,500         48,866
  Auto & Trucks
Kon Ptt Nederland(a)(b)                           1,000         35,049
  UtilityTelephone
Ver Ned Uitgevers(b)                                300         41,925
  Printing, Publishing & Broadcasting
Wolters Kluwer N.V.(b)                              300         27,266
Printing, Publishing & Broadcasting
                                                               321,803

NEW ZEALAND0.2%
Air New Zealand                                  10,000         34,458
  Auto & Trucks
Fisher & Paykel Industries                       10,000         32,675
  Electronics
Helicopter Line                                  15,000         43,567
  Leisure Related
Lion Nathan, Ltd.                                15,000         34,062
  Food & Beverages
                                                               144,762

NORWAY0.2%
Elkjop                                              600         15,513
  RetailGeneral
Fokus Bank                                        1,000          5,299
  Banks
Merkantildata                                     5,000         44,163
  Computers
Tomra Systems AS                                 17,000        107,291
  Environmental Control
                                                               172,266

SINGAPORE0.1%
Elec. & Eltek Intl. Co., Ltd.                     5,000         11,300
  Electronics
GP Batteries International                       10,000         24,400
  Electrical Equipment
Hong Leong Finance, Ltd.                          5,000         15,145
  Financial Services
Keppel Corp.. Ltd.                                1,000          8,209
  Machinery
Overseas Union Bank Ltd.                          2,600         16,193
  Banks
                                                                75,247

SPAIN0.3%
Acerinox S.A.                                       210         22,126
  Mining & Metals
Banco Popular Espanol                               200         31,773
  Banks
Centros Commerciales Continente S.A.              1,000         21,302
  RetailGeneral
Corporacion Mapfre                                1,000         51,206
  Insurance
Cubiertas Y Mzov S.A.                               500         29,208
  Homebuilders
Fomento De Construcciones Y Contratas S.A.          500         35,312
  Building & Construction
Repsol S.A.                                       1,000         29,864
  Miscellaneous


13



PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
----------------------------------------------------------------------
Telefonica de Espana                              2,000     $   25,234
  UtilityTelephone
Viscofan Envolturas Celulosi                      1,000         12,535
  Foods
                                                               258,560

SWEDEN0.2%
Astra Corp. Series A                              1,000         36,744
  Drugs
Autoliv AB (ADR)(a)                                 700         39,988
  Auto Related
Kalmar Industries AB(a)                           2,000         32,527
  Machinery
Nordbanken AB(a)                                  2,800         41,743
  Banks
Svenskt Stal AB                                   2,000         20,028
  Mining & Metals
Volvo AB                                            800         18,010
  Auto & Trucks
                                                               189,040

SWITZERLAND0.1%
BBC Brown Boveri AG                                  25         29,001
  Miscellaneous
Roche Holdings AG, Ltd.                              10         72,668
  Drugs
Schweizerischer Bankverein                           30         12,314
  Banks
                                                               113,983

TAIWAN0.0%
Taiwan Fund, Inc.*                                  200          4,375
  Mutual FundsDiversified

UNITED KINGDOM0.7%
Barclays Plc.                                     2,000         23,478
  Banks
British Airways Plc.                              6,000         43,162
  Airlines
British Steel N.E.*                               5,000         12,905
  Mining & Metals
Chloride Group Plc.                              40,000         14,704
  Building & Related



                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)         VALUE
----------------------------------------------------------------------
Filtronic Comtek Plc.                            18,000     $  135,178
  Telecommunications
Hanson Plc.                                       6,000         18,379
  Conglomerates
Johnson Matthey Plc.                              1,000          9,581
  Mining & Metals
McBride Plc.*(a)                                  7,000         23,296
  Household Products
Misys Plc.                                        2,000         18,878
  Computer Software & Services
Powerscreen International Plc.                    7,000         42,719
  Environmental Control
Rank Organisation Plc.                            6,000         39,937
  Entertainment & Leisure
Tate & Lyle Plc.                                  3,000         21,296
  Food
United Newspapers Plc.                            2,068         16,969
  Printing, Publishing & Broadcasting
William Morrison Supermarkets Plc.               20,000         47,115
  RetailFood
WPP Group Plc.                                   15,000         36,285
  Advertising
Zeneca Group Plc.                                 3,000         55,897
  Drugs
                                                               559,779

Total Foreign Investments
  (cost $5,547,171)                                          5,986,538

Total Common Stocks & Other Investments
  (cost $42,385,132)                                        49,552,120

LONG TERM DEBT SECURITIES29.0%
CREDIT SENSITIVE6.0%
Abbey National Plc.
  6.69%, 10/17/05                                  $375        377,310
BCH Cayman Islands
  8.25%, 6/15/04                                    550        588,660


14



                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)         VALUE
----------------------------------------------------------------------
General Instrument Corp.
  5.00%, 6/15/00                                 $  300     $  301,500
Lehman Brothers, Inc.
  7.125%, 7/15/02                                   600        606,228
Liberty Mutual Capital Corp.
  8.50%, 5/15/25(a)                                 725        773,249
Prudential Insurance Co.
  7.65%, 7/01/07                                    850        866,490
Tele-Communications, Inc.
  10.125%, 4/15/22                                  700        835,625
Time Warner Entertainment Co.
  8.375%, 3/15/23                                   650        665,554
                                                             5,014,616

MISCELLANEOUS0.8%
Boskalis Westminister
  5.25%, 6/01/00                                     50         30,105
Italy (Republic of)
  6.875%, 9/27/23                                   700        646,541
                                                               676,646

MORTGAGE BACKED SECURITIES2.5%
Federal National Mortgage Association
  6.00%, 12/01/09                                 2,132      2,081,026

U.S. GOVERNMENT & AGENCIES19.7%
Federal Home Loan Bank
  7.00%, 9/01/25                                 $1,224     $1,214,594
U.S. Treasury Bonds
  6.875%, 8/15/25                                 1,970      2,114,362
  7.625%, 2/15/25                                   855        992,604
U.S. Treasury Notes
  5.75%, 10/31/00                                 1,050      1,047,543
  6.25%, 5/31/00                                  1,100      1,118,733
  6.50%, 8/15/05                                  1,355      1,403,265
  7.25%, 2/15/98                                  6,000      6,198,720
  7.75%, 12/31/99                                 2,200      2,355,716
                                                            16,445,537

Total Long Term Debt Securities
  (cost $23,680,818)                                        24,217,825

SHORT-TERM DEBT SECURITIES12.4%
Federal Home Loan Bank
  5.82%, 11/01/95
  (amortized cost $10,400,000)                   10,400     10,400,000

TOTAL INVESTMENTS -100.6%
  (cost $76,465,950)                                        84,169,945
Other assets less liabilities(0.6%)                           (528,373)

NET ASSETS100%                                             $83,641,572


*   Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amounted to $1,363,047 or 1.6% of net assets.

(b) Securities with an aggregate market value of $2,639,585 have been segregated to collateralize forward exchange currency contracts.

    Glossary of Terms:
    ADR - American Depository Receipt
    ADS - American Depository Security
    GDR - Global Depository Receipt
    GDS - Global Depository Security

    See notes to financial statements.


15



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)               ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS15.0%
CONSUMER NONCYCLICALS3.8%
BEVERAGES0.6%
PepsiCo., Inc.                                    5,400     $  284,850

DRUGS0.3%
Astra AB, Series A                                2,700         97,875
Lilly (Eli) & Co.                                   630         60,874
                                                               158,749

HOSPITAL SUPPLIES & SERVICES1.2%
Columbia HCA Healthcare Corp.                     2,700        132,637
Guidant Corp.                                     1,291         41,312
Schering-Plough Corp.                             3,600        193,050
U.S. Healthcare, Inc.                             4,000        154,000
United Healthcare Corp.                           1,800         95,625
                                                               616,624

HOUSEHOLD PRODUCTS0.2%
Procter & Gamble Co.                              1,100         89,100

COSMETICS0.2%
Gillette Co.                                      1,600         77,400

TIRE & RUBBER0.4%
Goodyear Tire & Rubber Co.                        6,000        228,000

TOBACCO0.9%
Philip Morris Cos., Inc.                          5,500        464,750
                                                             1,919,473


CREDIT SENSITIVE3.8%
BANKS0.8%
BankAmerica Corp.                                 1,800        103,500
NationsBank Corp.                                 2,100        138,075
Republic New York Corp.                           2,700        158,287
                                                               399,862

FINANCIAL SERVICES0.5%
Merrill Lynch & Co., Inc.                         1,200         66,600
Travelers, Inc.                                   3,600        181,800
                                                               248,400

INSURANCE0.7%
American International Group, Inc.                2,700        227,812
General Reinsurance Corp.                           900        130,388
                                                               358,200

TELECOMMUNICATIONS-1.8%
Air-Touch Communications, Inc.*                   8,000        228,000
ALLTEL Corp.                                      8,500        260,313
AT&T Corp.                                        3,000        192,000
Century Telephone Enterprises, Inc.               5,060        146,740
MCI Communications Corp.                          5,500        137,156
                                                               964,209
                                                             1,970,671


TECHNOLOGY1.8%
COMMUNICATIONS EQUIPMENT0.4%
Nokia Corp. (ADR)                                 2,600        144,950
Scientific-Atlanta, Inc.                          4,500         55,688
                                                               200,638

COMPUTER HARDWARE0.6%
COMPAQ Computer Corp.*                            1,800        100,350
International Business Machines Corp.             1,950        189,637
                                                               289,987

SEMI-CONDUCTORS & RELATED0.5%
Intel Corp.                                       2,700        188,662
National Semiconductor Corp.*                     3,000         73,125
                                                               261,787

COMPUTER SOFTWARE-0.3%
General Motors Corp. Cl.E                         3,600        169,650


16



                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES         VALUE
----------------------------------------------------------------------
ENERGY1.5%
OIL0.5%
Atlantic Richfield Co.                            1,800     $  192,150
Western Atlas, Inc.*                              1,800         78,975
                                                               271,125

UTILITYELECTRIC0.4%
Portland General Corp.                            7,300        198,012
UTILITYGAS0.6%
Enron Corp.                                       5,600        192,500
NIPSCO Industries, Inc.                           2,700         98,550
                                                               291,050
                                                               760,187


BASIC INDUSTRIES1.3%
CHEMICALS0.9%
Monsanto Co.                                      1,600        167,600
Morton International, Inc.                        3,600        109,800
Rohm & Haas Co.                                   1,800         99,450
Union Carbide Corp.                               2,000         75,750
                                                               452,600

MACHINERY0.2%
Coltec Industries, Inc.*                         11,000        119,625

TRANSPORTATION0.2%
Xtra Corp.                                        1,800         78,975
                                                               651,200

CONSUMER CYCLICALS1.1%
AUTO & TRUCKS0.2%
Magna International, Inc.                         1,800         77,850

PHOTO & OPTICAL0.2%
Eastman Kodak Co.                                 1,800        112,725

RESTAURANTS0.2%
Wendy's International, Inc.                       4,500         89,438

RETAILGENERAL0.5%
Federated Department
Stores, Inc.*                                     1,800         45,675
Lowes Cos., Inc.                                  5,400        145,800
May Department Stores Co.                         1,800         70,650
                                                               262,125
                                                               542,138



                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)         VALUE
----------------------------------------------------------------------
BUSINESS SERVICES0.8%
ENVIRONMENTAL CONTROL0.3%
WMX Technologies, Inc.                            5,400       $151,875

PRINTING, PUBLISHING & BROADCASTING0.5%
American Greetings Corp.                          4,000        126,000
Comcast Corp. Cl.A (SPL)                          2,300         41,113
Cox Communications, Inc. Cl.A*                    4,000         75,000
                                                               242,113
                                                               393,988


CAPITAL GOODS0.5%
ELECTRICAL0.5%
General Electric Co.                              3,400        215,050
General Instrument Corp.*                         2,300         43,700
                                                               258,750


DIVERSIFIED0.4%
Allied Signal, Inc.                               1,800         76,500
ITT Corp.                                           900        110,250
                                                               186,750

Total Common Stocks (cost $7,020,958)                        7,605,219


LONG TERM DEBT SECURITIES77.0%
CREDIT SENSITIVE19.7%
Abbey National Plc.
  6.69%, 10/17/05                                $  650        654,004
BCH Cayman Islands
  8.25%, 6/15/04                                  1,000      1,070,290
Lehman Brothers, Inc.
  7.125%, 7/15/02                                 1,100      1,111,418
Liberty Mutual Capital Corp.
  8.50%, 5/15/25(a)                               1,325      1,413,179
Premier Auto Trust
  7.15%, 2/04/99                                  1,500      1,530,465
Prudential Insurance Co.
  7.65%, 7/01/07(a)                               1,450      1,478,130


17



PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                           (000)         VALUE
----------------------------------------------------------------------
Tele-Communications, Inc.
  10.125%, 4/15/22                               $1,330    $ 1,587,687
Time Warner Entertainment Co.
  8.375%, 3/15/23                                 1,150      1,177,520
                                                            10,022,693

MISCELLANEOUS-2.4%
Italy (Republic of)
  6.875%, 9/27/23                                 1,300      1,200,719

MORTGAGE BACKED SECURITIES7.8%
Federal National Mortgage Association
  6.00%, 4/01/09                                    945        922,007
  6.00%, 12/01/09                                 3,127      3,052,172
                                                             3,974,179

U.S. GOVERNMENT & AGENCIES49.5%
Federal Home Loan Bank
  7.00%, 9/01/25                                  1,959      1,943,351
U.S. Treasury Bonds
  6.875%, 8/15/25                                   950      1,019,616
  7.625%, 2/15/25                                 1,980      2,298,661
U.S. Treasury Notes
  5.75%, 8/15/03                                  1,500      1,479,615
  6.25%, 5/31/00                                  2,100      2,135,763
  6.50%, 8/15/05                                  1,085      1,123,648
  7.25%, 2/15/98                                  6,500      6,715,280
  7.75%, 12/31/99                                 7,850      8,405,623
                                                            25,121,557

Total Long Term Debt Securities
  (cost $39,074,077)                                        40,319,148


SHORT-TERM DEBT SECURITIES4.5%
Federal Home Loan Bank
  5.82%, 11/01/95
  (amortized cost $2,300,000)                     2,300      2,300,000

TOTAL INVESTMENTS98.9%
  (cost $48,395,035)                                        50,224,367
Other assets less liabilities1.1%                              578,279

NET ASSETS100%                                             $50,802,646


*   Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1995, these securities amounted to $2,891,309 or 5.7% of net assets.

    Glossary:
    ADR - American Depository Receipt

    See notes to financial statements.


18



STATEMENTS OF ASSETS AND LIABILITIES)             ALLIANCE GROWTH INVESTORS AND
OCTOBER 31, 1995 (UNAUDITED                        CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                         GROWTH    CONSERVATIVE
                                                       INVESTORS     INVESTORS
                                                          FUND         FUND
                                                     ------------  ------------
ASSETS
  Investments in securities, at value
    (cost $76,465,950 and $48,395,035,respectively)  $84,169,945   $50,224,367
  Cash                                                        -0-       95,770
  Receivable for investment securities and
    foreign currency sold                                921,117        66,317
  Interest and dividends receivable                      392,543       653,505
  Receivable for shares of beneficial interest sold      164,452        70,750
  Net unrealized appreciation of forward exchange
    currency contracts                                    84,418            -0-
  Deferred organization expenses                          13,980        13,980
  Total assets                                        85,746,455    51,124,689

LIABILITIES
  Due to custodian                                       139,974            -0-
  Payable for investment securities and foreign
    currency purchased                                 1,701,488       183,412
  Distribution fee payable                                54,481        32,352
  Advisory fee payable                                    34,322        21,834
  Payable for shares of beneficial interest redeemed      29,559            -0-
  Accrued expenses                                       145,059        84,445
  Total liabilities                                    2,104,883       322,043

NET ASSETS                                           $83,641,572   $50,802,646

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par              $        61   $        45
  Additional paid-in capital                          70,946,726    49,135,606
  Undistributed net investment income                  1,185,814     1,035,689
  Accumulated net realized gain (loss) on
    investments and foreign currency transactions      3,720,873    (1,196,953)
  Net unrealized appreciation of investments and
    foreign currency denominated assets and
    liabilities                                        7,788,098     1,828,259
                                                     $83,641,572   $50,802,646

CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
  Net asset value and redemption price per share
    ($26,774,161/1,938,571 and $14,570,276/1,307,870
    shares of beneficial interest issued and
    outstanding, respectively)                            $13.81        $11.14
  Sales charge-4.25% of public offering price                .61           .49
  Maximum offering price                                  $14.42        $11.63

CLASS B SHARES
  Net asset value and offering price per share
    ($52,074,966/3,779,260 and $31,526,898/2,794,436
    shares of beneficial interest issued and
    outstanding, respectively)                            $13.78        $11.28

CLASS C SHARES
  Net asset value, redemption and offering price per
    share($4,792,445/347,672 and $4,705,472/416,864
    shares of beneficial interest issued and
    outstanding, respectively)                            $13.78        $11.29


See notes to financial statements.


19



STATEMENTS OF OPERATIONS                          ALLIANCE GROWTH INVESTORS AND
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)      CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                         GROWTH    CONSERVATIVE
                                                       INVESTORS     INVESTORS
                                                          FUND          FUND
                                                     ------------  ------------
INVESTMENT INCOME
  Interest                                           $   980,011    $1,471,061
  Dividends (net of foreign tax withheld of $6,769
    and $119, respectively)                              343,290        80,297
  Total income                                         1,323,301     1,551,358

EXPENSES
  Advisory fee                                           292,358       193,047
  Distribution fee - Class A                              37,431        23,422
  Distribution fee - Class B                             242,432       156,504
  Distribution fee - Class C                              22,610        22,819
  Custodian                                              100,356        36,293
  Transfer agency                                         75,398        38,227
  Registration                                            29,925        22,374
  Audit and legal                                         25,839        26,907
  Printing                                                24,166         6,981
  Trustees' fees                                          13,807        13,807
  Amortization of organization expenses                    5,520         5,520
  Miscellaneous                                            4,299         1,950
  Total expenses                                         874,141       547,851
  Less: expenses waived and assumed by adviser
    (See Note B)                                        (142,876)      (61,970)
  Net expenses                                           731,265       485,881
  Net investment income                                  592,036     1,065,477

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY
  Net realized gain on investments                     5,246,294     2,501,465
  Net realized gain on foreign currency transactions      72,173            -0-
  Net change in unrealized appreciation of
    investments                                        4,008,624       608,214
  Net change in unrealized appreciation of foreign
    currency denominated assets and liabilities           84,072            -0-
  Net gain on investments                              9,411,163     3,109,679

NET INCREASE IN NET ASSETS FROM OPERATIONS           $10,003,199    $4,175,156


See notes to financial statements.


20


                                                  ALLIANCE GROWTH INVESTORS AND
STATEMENTS OF CHANGES IN NET ASSETS                CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________


                                                         GROWTH INVESTORS FUND     CONSERVATIVE INVESTORS FUND
                                                   ----------------------------- ------------------------------
                                                   SIX MONTHS ENDED              SIX MONTHS ENDED
                                                     OCT. 31, 1995    YEAR ENDED   OCT. 31,1995    YEAR ENDED
                                                      (UNAUDITED)   APRIL 30,1995   (UNAUDITED)   APRIL 30,1995
                                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                               $   592,036    $ 1,141,094    $ 1,065,477    $ 2,148,851
  Net realized gain (loss) on investments
    and foreign currency transactions                   5,318,467     (1,679,163)     2,501,465     (3,216,833)
  Net change in unrealized appreciation of
    investments and foreign currency
    denominated assets and liabilities                  4,092,696      3,962,035        608,214      3,119,273
  Net increase in net assets from operations           10,003,199      3,423,966      4,175,156      2,051,291

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                    -0-      (254,436)      (200,183)      (685,964)
    Class B                                                    -0-      (345,858)      (286,316)    (1,045,681)
    Class C                                                    -0-       (35,052)       (41,764)      (168,380)
  Net realized gain on investments
    Class A                                                    -0-       (22,749)            -0-            -0-
    Class B                                                    -0-       (46,345)            -0-            -0-
    Class C                                                    -0-        (4,697)            -0-            -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                               3,875,370     16,138,284     (3,910,329)     1,247,586
  Total increase (decrease)                            13,878,569     18,853,113       (263,436)     1,398,852

NET ASSETS
  Beginning of period                                  69,763,003     50,909,890     51,066,082     49,667,230
  End of period                                       $83,641,572    $69,763,003    $50,802,646    $51,066,082


See notes to financial statements.


21



NOTES TO FINANCIAL STATEMENTS                     ALLIANCE GROWTH INVESTORS AND
OCTOBER 31, 1995 (UNAUDITED)                       CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Investors Fund and Conservative Investors Fund (the 'Funds'), two series of The Alliance Portfolios (the 'Trust'), are registered under the Investment Company Act of 1940, as diversified, open-end investment companies. Prior to August 2, 1993, the Trust was known as The Equitable Funds, and the Funds were known as The Equitable Growth Investors Fund and Conservative Investors Fund. Each Fund offered two classes of shares, Class A and Class B. On August 2, 1993, the Board of Trustees approved the creation of a third class of shares, Class C Shares. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class C shares are sold without an initial or contingent deferred sales charge. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price or, if no sale occurred, at the mean of the bid and asked price at the regular close of the New York Stock Exchange. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Trustees. The Board of Trustees has further determined that the value of certain portfolio debt securities, other than temporary investments in short-term securities, be determined by reference to valuations obtained from a pricing service. Restricted securities are valued at fair value as determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry or region.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked price of the respective currency against the U.S. dollar on the valuation date. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized gain on foreign currency transactions of $72,173 for Growth Investors Fund, represents net foreign exchange gains and losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal year end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. ORGANIZATION EXPENSES
Organization expenses of approximately $50,000 for each Fund have been deferred and are being amortized on a straight-line basis through May, 1997.

4. OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains. The difference between the premiun and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale in determining whether the Fund has real-


22



                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

ized a gain or loss. As a writer of options, the Fund bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

5. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

6. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.

7. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

8. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such Class, except that each Funds' Class B and Class C shares bear higher distribution and transfer agent fees. Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust are charged to each Fund in proportion to net assets.

NOTE B: ADIVSORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Prior to July 22, 1993 Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management, L.P. (Alliance) acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

Under the terms of an investment advisory agreement, the Funds pays Alliance an advisory fee at an annual rate of .75% of each Fund's average daily net assets. Such a fee is accrued daily and paid monthly. The Investment Adviser has agreed, under the terms of the investment advisory agreement, to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of average net assets, respectively, for the Class A, Class B and Class C shares. Prior to August 2, 1993, the annual rate for Class B shares was 2.15%. For the six months ended October 31, 1995, such reimbursement amounted to $142,876 and $61,970 for the Growth Investors and Conservative Investors Fund, respectively. In addition to these voluntary arrangements, the Investment Adviser will reduce its compensation, to the extent that expenses of the Funds for any fiscal year (not including any distribution expenses paid by the Funds) exceed the lowest applicable expense limitation prescribed by any state in which the Fund's shares are qualified for sale. The Funds believe that the most restrictive expense ratio limitation imposed by any state in which the Funds has qualified its shares for sale is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million.

The Funds have a Services Agreement with Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) to provide personnel and facilities to perform transfer agency services for the Funds. Compensation under this agreement amounted $56,584 and $30,490 for the Growth Investors and Conservative Investors Funds, respectively, for the six months ended October 31, 1995.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $9,177 from the sale of Class A shares and $112,364 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the six months ended October 31, 1995 for the Growth Investors Fund. The Distributor also received front-end sales charges of $4,182 from the sale of Class A shares and $105,786 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B


23


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

shares for the six months ended October 31, 1995 for the Conservative Investors Fund.

Brokerage commissions paid on securities transactions for the six months ended October 31, 1995 amounted to $120,077 and $24,389 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ('DLJ'), an affiliate of the Adviser.

Trustees' fees and expenses payable included amounts owed to one of the Trustees under the deferred compensation plan.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Funds have adopted a Distribution Services Agreement (the 'Agreement') pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay a distribution fee to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Funds paid a distribution fee to the distributor at an annual rate of .25% of each Fund's average daily net assets attributable to Class A shares. The Trustees currently limit payments under the Class A plan to .30% of 1% of the Fund's aggregate average daily net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Growth Investors Fund in the amount of $1,937 and $157 for Class B and C shares, respectively. The Distributor has also incurred expenses in excess of the distribution costs reimbursed by the Conservative Investors Fund in the amount of $1,451 and $242, for Class B and Class C shares, respectively; such costs may be recovered from each Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the Growth Investors Fund aggregated $64,615,119 and $63,461,067, respectively, for the six months ended October 31, 1995. There were purchases of $23,192,365 and sales of $24,159,838 of U.S. Government and government agency obligations for the six months ended October 31, 1995. At October 31, 1995, the cost of securities for federal income tax purposes for the Growth Investors Fund was $76,465,950. Accordingly gross unrealized appreciation of investments was $8,585,234 and gross unrealized depreciation of investments was $881,239 resulting in net unrealized appreciation of $7,703,995.

The Growth Investors Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in


24



                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

the value of a foreign currency relative to the U.S. dollar. At October 31, 1995, the Growth Investors Fund had outstanding forward exchange currency contracts, both to purchase and sell foreign currencies against the U.S. dollar, as follows:

                                 CONTRACT    VALUE ON    U.S. $    UNREALIZED
                                  AMOUNT   ORIGINATION   CURRENT  APPRECIATION
                                   (000)       DATE       VALUE  (DEPRECIATION)
                                 --------  -----------  --------  -------------
FOREIGN CURRENCY BUY CONTRACT
-------------------------------
Japanese Yen,
  expiring 11/15/95               65,000     $666,153   $636,947    $(29,206)

FOREIGN CURRENCY SALE CONTRACTS
-------------------------------
Deutsche Mark,
  expiring 1/18/96                   109       73,375     77,322      (3,947)
Japanese Yen,
  expiring 11/15/95               80,000      916,800    783,935     132,865
Netherland Guilder,
  expiring 1/18/96                   451      271,778    287,072     (15,294)
                                                                    ---------
                                                                    $ 84,418


Purchases and sales of investment securities (excluding short-term investments) for the Conservative Investors Fund aggregated $59,900,368 and $62,357,673, respectively, for the six months ended October 31, 1995. There were purchases of $41,312,568 and sales of $47,573,738 of U.S. Government and government agency obligations for the six months ended October 31, 1995. At October 31, 1995, the cost of securities for federal income tax purposes for the Conservative Investors Fund was $48,395,035. Accordingly gross unrealized appreciation of investments was $2,092,174 and gross unrealized depreciation of investments was $262,842 resulting in net unrealized appreciation of $1,829,332.

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                     ALLIANCE GROWTH INVESTORS FUND
                      ---------------------------------------------------------
                                    SHARES                   AMOUNT
                      --------------------------- -----------------------------
                      SIX MONTHS ENDED            SIX MONTHS ENDED
                          OCTOBER 31,   YEAR ENDED   OCTOBER 31,    YEAR ENDED
                             1995        APRIL 30,       1995        APRIL 30,
                         (UNAUDITED)       1995      (UNAUDITED)       1995
                      --------------   ----------   ------------   ------------
CLASS A
Shares sold                249,854       878,301     $3,288,761    $10,219,392
Shares issued in
  reinvestment of
  dividends and
  distributions                 -0-       23,903             -0-       266,999
Shares redeemed           (148,695)     (508,295)    (1,954,819)    (5,946,807)
Net increase               101,159       393,909     $1,333,942     $4,539,584


25



                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                    SHARES                   AMOUNT
                      --------------------------- -----------------------------
                      SIX MONTHS ENDED            SIX MONTHS ENDED
                          OCTOBER 31,   YEAR ENDED   OCTOBER 31,    YEAR ENDED
                             1995        APRIL 30,       1995        APRIL 30,
                         (UNAUDITED)       1995      (UNAUDITED)       1995
                      --------------   ----------   ------------   ------------
CLASS B
Shares sold                421,770     1,384,786    $ 5,552,011    $16,126,761
Shares issued in
  reinvestment of
  dividends and
  distributions                 -0-       33,860             -0-       379,230
Shares redeemed           (226,789)     (485,135)    (2,977,569)    (5,718,545)

Net increase               194,981       933,511    $ 2,574,442    $10,787,446

CLASS C
Shares sold                 69,671       188,858    $   925,799    $ 2,197,932
Shares issued in
  reinvestment of
  dividends and
  distributions                 -0-        3,451             -0-        38,687
Shares redeemed            (73,115)     (122,670)      (958,813)    (1,425,365)
Net increase (decrease)     (3,444)       69,639    $   (33,014)   $   811,254


                               ALLIANCE CONSERVATIVE INVESTORS FUND
                      ---------------------------------------------------------
                                    SHARES                   AMOUNT
                      --------------------------- -----------------------------
                      SIX MONTHS ENDED            SIX MONTHS ENDED
                          OCTOBER 31,   YEAR ENDED   OCTOBER 31,    YEAR ENDED
                             1995        APRIL 30,       1995        APRIL 30,
                         (UNAUDITED)       1995      (UNAUDITED)       1995
                      --------------   ----------   ------------   ------------
CLASS A
Shares sold                100,537       548,552    $ 1,093,204    $ 5,617,109
Shares issued in
  reinvestment of
  dividends and
  distributions             17,337        65,422        189,878        656,166
Shares redeemed           (361,159)     (566,559)    (3,955,332)    (5,791,900)
Net increase (decrease)   (243,285)       47,415    $(2,672,250)   $   481,375

CLASS B
Shares sold                215,607       798,920     $2,387,849    $ 8,264,467
Shares issued in
  reinvestment of
  dividends and
  distributions             23,730        94,772        263,507        960,854
Shares redeemed           (349,990)     (825,918)    (3,858,123)    (8,495,394)
Net increase (decrease)   (110,653)       67,774    $(1,206,767)   $   729,927

CLASS C
Shares sold                 58,803       224,223    $   654,404    $ 2,320,546
Shares issued in
  reinvestment of
  dividends and
  distributions              3,510        15,711         39,000        159,243
Shares redeemed            (65,579)     (237,610)      (724,716)    (2,443,423)
Net increase (decrease)     (3,266)        2,324    $   (31,312)    $   36,366


26



                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE F: TAXES
At April 30, 1995, the Alliance Growth Investors Fund and Conservative Investors Fund had net capital loss carryovers of approximately $1,120,000 and $2,692,000, respectively. Such losses will be available to offset capital gains arising through April 30, 2003. To the extent that any net capital loss carryover or post-October loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


27



FINANCIAL HIGHLIGHTS                             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS A
                                          ----------------------------------------------------
                                        SIX MONTHS ENDED
                                            OCTOBER 31,   YEAR ENDED APRIL 30,  MAY 4, 1992(A)
                                              1995      -----------------------   TO APRIL 30,
                                           (UNAUDITED)        1995        1994       1993
                                           ------------  ----------  ----------  -------------
Net asset value, beginning of period         $12.08         $11.61      $11.35     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .12*           .25*        .12*       .20*
Net realized and unrealized gain on
  investments                                  1.61            .38         .39       1.43
Net increase in net asset value from
  operations                                   1.73            .63         .51       1.63

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-          (.15)       (.11)      (.16)
Distributions from net realized gains            -0-          (.01)       (.14)      (.12)
Total dividends and distributions                -0-          (.16)       (.25)      (.28)
Net asset value, end of period               $13.81         $12.08      $11.61     $11.35

TOTAL RETURN
Total investment return based on net
  asset value (b)                             14.32%          5.57%       4.46%     16.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $26,774        $22,189     $16,759     $3,503
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      1.40%(c)       1.40%       1.40%      1.40%(c)
  Expenses, before waivers/reimbursements      1.77%(c)       1.97%       2.33%      4.27%(c)
  Net investment income                        1.99%(c)       2.32%       1.67%      1.91%(c)
Portfolio turnover rate                          90%           134%         96%       114%


See footnote summary on page 33.


28



                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS B
                                          ----------------------------------------------------
                                        SIX MONTHS ENDED
                                            OCTOBER 31,   YEAR ENDED APRIL 30,  MAY 4, 1992(A)
                                              1995      ----------------------   TO APRIL 30,
                                           (UNAUDITED)        1995       1994       1993
                                           ------------  ----------  ---------  --------------
Net asset value, beginning of period         $12.09         $11.65     $11.41     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .08*           .17*       .07*       .07*
Net realized and unrealized gain on
  investments                                  1.61            .38        .37       1.45
Net increase in net asset value from
  operations                                   1.69            .55        .44       1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-          (.10)      (.06)      (.05)
Distributions from net realized gains            -0-          (.01)      (.14)      (.06)
Total dividends and distributions                -0-          (.11)      (.20)      (.11)
Net asset value, end of period               $13.78         $12.09     $11.65     $11.41

TOTAL RETURN
Total investment return based on net
  asset value (b)                             13.98%          4.83%      3.84%     15.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $52,075        $43,328    $30,871     $7,999
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.10%(c)       2.10%      2.11%      2.15%(c)
  Expenses, before waivers/reimbursements      2.47%(c)       2.67%      3.00%      4.48%(c)
  Net investment income                        1.30%(c)       1.62%       .95%      1.07%(c)
Portfolio turnover rate                          90%           134%        96%       114%


See footnote summary on page 33.


29



FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                        CLASS C
                                          -------------------------------------
                                       SIX MONTHS ENDED              AUGUST 2,
                                            OCTOBER 31, YEAR ENDED     1993(D)
                                               1995     APRIL 30,  TO APRIL 30,
                                           (UNAUDITED)     1995        1994
                                           ------------  --------  ------------
Net asset value, beginning of period         $12.10       $11.65     $11.88

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .09*         .18*       .08*
Net realized and unrealized gain (loss)
  on investments                               1.59          .38       (.11)
Net increase (decrease) in net asset value
  from operations                              1.68          .56       (.03)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             -0-        (.10)      (.06)
Distributions from net realized gains            -0-        (.01)      (.14)
Total dividends and distributions                -0-        (.11)      (.20)
Net asset value, end of period               $13.78       $12.10     $11.65

TOTAL RETURN
Total investment return based on net
  asset value (b)                             13.89%        4.91%      (.26)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $4,792       $4,247     $3,280
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.10%(c)     2.10%      2.10%(c)
  Expenses, before waivers/reimbursements      2.47%(c)     2.66%      3.02%(c)
  Net investment income                        1.29%(c)     1.62%      1.04%(c)
Portfolio turnover rate                          90%         134%        96%


See footnote summary on page 33.


30



                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS A
                                          ----------------------------------------------------
                                        SIX MONTHS ENDED
                                            OCTOBER 31,   YEAR ENDED APRIL 30,  MAY 4, 1992(A)
                                              1995      ----------------------   TO APRIL 30,
                                           (UNAUDITED)        1995       1994       1993
                                           ------------  ----------  ---------  --------------
Net asset value, beginning of period         $10.38         $10.37     $10.79     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .28*           .48*       .31*       .39*
Net realized and unrealized gain (loss)
  on investment                                 .62           (.02)      (.26)       .82
Net increase in net asset value from
  operations                                    .90            .46        .05       1.21

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.14)          (.45)      (.29)      (.36)
Distributions from net realized gains            -0-            -0-      (.18)      (.06)
Total dividends and distributions              (.14)          (.45)      (.47)      (.42)
Net asset value, end of period               $11.14         $10.38     $10.37     $10.79

TOTAL RETURN
Total investment return based on net
  asset value (b)                              8.70%          4.65%       .35%     12.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $14,570        $16,105    $15,595     $5,339
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      1.40%(c)       1.40%      1.40%      1.40%(c)
  Expenses, before waivers/reimbursements      1.64%(c)       1.83%      2.03%      3.45%(c)
  Net investment income                        4.63%(c)       4.66%      3.43%      3.92%(c)
Portfolio turnover rate                         128%           248%       133%        84%


See footnote summary on page 33.


31



FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 CLASS B
                                          ----------------------------------------------------
                                        SIX MONTHS ENDED
                                            OCTOBER 31,   YEAR ENDED APRIL 30,  MAY 4, 1992(A)
                                              1995      ----------------------   TO APRIL 30,
                                           (UNAUDITED)        1995       1994       1993
                                           ------------  ----------  ---------  --------------
Net asset value, beginning of period         $10.51         $10.47     $10.88     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .22*           .46*       .24*       .24*
Net realized and unrealized gain (loss)
  on investments                                .65           (.02)      (.26)       .89
Net increase (decrease) in net asset value
  from operations                               .87            .44       (.02)      1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income           (.10)          (.40)      (.21)      (.22)
Distributions from net realized gains            -0-            -0-      (.18)      (.03)
Total dividends and distributions              (.10)          (.40)      (.39)      (.25)
Net asset value, end of period               $11.28         $10.51     $10.47     $10.88

TOTAL RETURN
Total investment return based on net
  asset value (b)                              8.31%          3.91%      (.31)%    11.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $31,527        $30,542    $29,697     $9,210
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.10%(c)       2.10%      2.11%      2.15%(c)
  Expenses, before waivers/reimbursements      2.34%(c)       2.52%      2.73%      3.95%(c)
  Net investment income                        3.93%(c)       3.96%      2.72%      3.06%(c)
Portfolio turnover rate                         128%           248%       133%        84%


See footnote summary on page 33.


32



                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                        CLASS C
                                        ---------------------------------------
                                     SIX MONTHS ENDED                AUGUST 2,
                                          OCTOBER 31,   YEAR ENDED     1993(D)
                                             1995       APRIL 30,  TO APRIL 30,
                                         (UNAUDITED)       1995        1994
                                         ------------   ---------  ------------
Net asset value, beginning of period       $10.52         $10.47     $11.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .22*           .46*       .18*
Net realized and unrealized gain (loss)
  on investments                              .65           (.01)      (.50)
Net increase (decrease) in net asset
  value From operations                       .87            .45       (.32)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income         (.10)          (.40)      (.15)
Distributions from net realized gains          -0-            -0-      (.18)
Total dividends and distributions            (.10)          (.40)      (.33)
Net asset value, end of period             $11.29         $10.52     $10.47

TOTAL RETURN
Total investment return based on net
  asset value (b)                            8.31%          4.01%     (2.98)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $4,705         $4,419     $4,375
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements    2.10%(c)       2.10%      2.10%(c)
  Expenses, before waivers/reimbursements    2.34%(c)       2.52%      2.69%(c)
  Net investment income                      3.93%(c)       3.97%      2.94%(c)
Portfolio turnover rate                       128%           248%       133%


*   Net of fee waived and expenses reimbursed by Adviser.

(a) Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

(d) Commencement of distribution.

    Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.


33



                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
ALBERTA B. ARTHURS (1)
RUTH BLOCK (1)
RICHARD W. COUPER (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
BARBARA J. KRUMSIEK, VICE PRESIDENT-MARKETING
FRANKLIN KENNEDY III, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
PATRICK J. FARRELL, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-02624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036-2798


(1) Member of the Audit Committee.


34



ALLIANCE GROWTH INVESTORS FUND, INC.
ALLIANCE CONSERVATIVE INVESTORS FUND, INC.
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

AllianceCapital
Mutual funds without the Mystery.

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GICISR